Note 7 - Risk Management -Principal Geographical Areas GDP (Details)	12 Months Ended
Dec. 31, 2019
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.96%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.35%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.01%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.85%
Desfavourable Scenario Member [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.81%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	-0.58%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.93%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.05%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.07%
Desfavourable Scenario Member [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.11%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	-0.60%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	-0.68%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.60%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.28%
Desfavourable Scenario Member [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.31%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.16%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.00%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.84%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.83%
Desfavourable Scenario Member [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.88%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.34%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.32%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.07%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.39%
Desfavourable Scenario Member [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.86%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	-7.41%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	-6.62%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.08%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.64%
Desfavourable Scenario Member [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.95%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.93%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.71%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.61%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.59%
Desfavourable Scenario Member [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.59%
Base Scenario Member [Member] | Spain [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.54%
Base Scenario Member [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.87%
Base Scenario Member [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.10%
Base Scenario Member [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.89%
Base Scenario Member [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.85%
Base Scenario Member [Member] | Mexico [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.23%
Base Scenario Member [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.66%
Base Scenario Member [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.14%
Base Scenario Member [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.14%
Base Scenario Member [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.15%
Base Scenario Member [Member] | Turkey [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.32%
Base Scenario Member [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.48%
Base Scenario Member [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.74%
Base Scenario Member [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.38%
Base Scenario Member [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.38%
Base Scenario Member [Member] | United States [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.12%
Base Scenario Member [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.81%
Base Scenario Member [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.92%
Base Scenario Member [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.86%
Base Scenario Member [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.91%
Base Scenario Member [Member] | Peru [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.92%
Base Scenario Member [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.46%
Base Scenario Member [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.28%
Base Scenario Member [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.39%
Base Scenario Member [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.86%
Base Scenario Member [Member] | Argetina [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	-2.47%
Base Scenario Member [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	-2.57%
Base Scenario Member [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.30%
Base Scenario Member [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.78%
Base Scenario Member [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.10%
Base Scenario Member [Member] | Colombia [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.29%
Base Scenario Member [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.73%
Base Scenario Member [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.61%
Base Scenario Member [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.59%
Base Scenario Member [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.59%
Favourable Scenario Member [Member] | Spain [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.15%
Favourable Scenario Member [Member] | Spain [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.42%
Favourable Scenario Member [Member] | Spain [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.19%
Favourable Scenario Member [Member] | Spain [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.88%
Favourable Scenario Member [Member] | Spain [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.85%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.06%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.39%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.23%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.19%
Favourable Scenario Member [Member] | Mexico [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.17%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	7.06%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	5.27%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.91%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.47%
Favourable Scenario Member [Member] | Turkey [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.50%
Favourable Scenario Member [Member] | United States [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.13%
Favourable Scenario Member [Member] | United States [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.62%
Favourable Scenario Member [Member] | United States [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.03%
Favourable Scenario Member [Member] | United States [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.91%
Favourable Scenario Member [Member] | United States [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.94%
Favourable Scenario Member [Member] | Peru [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	5.43%
Favourable Scenario Member [Member] | Peru [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.56%
Favourable Scenario Member [Member] | Peru [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.49%
Favourable Scenario Member [Member] | Peru [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.39%
Favourable Scenario Member [Member] | Peru [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.86%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.40%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	0.85%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.51%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	1.88%
Favourable Scenario Member [Member] | Argetina [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	2.23%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2019 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	4.58%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2020 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.74%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2021 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.61%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2022 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.59%
Favourable Scenario Member [Member] | Colombia [Member] | Year 2023 [Member]
Type Of GDP Scenarios [Table]
GDP Scenarios Line Items	3.59%